Long-Term Debt Long Term Debt (Schedule of Equity Units) (Detail) - USD ($) shares in Millions, $ in Millions				1 Months Ended
		Aug. 15, 2016		Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	May 31, 2017	Aug. 31, 2016	Mar. 31, 2016	Jul. 31, 2014	Jun. 30, 2013
Capital Unit [Line Items]
Stock Purchase Contract Liability							$ 47.0	$ 111.0
Remarketable Subordinated Notes
Capital Unit [Line Items]
Total Long-term Debt													$ 550.0
Capital Unit, Class A
Capital Unit [Line Items]
Units Issued		28.0	[1]	12.5
Total Net Proceeds	[1]	$ 1,374.8
Total Long-term Debt										$ 1,400.0
Stock Purchase Contract Annual Rate (Percentage)	[1]	4.75%
Stock Purchase Contract Liability	[1],[2]	$ 190.6
Stock Purchase Settlement Date		Aug. 15, 2019
Capital Unit, Class A | Remarketable Subordinated Notes
Capital Unit [Line Items]
Units Issued				12.5	8.5	8.5
Total Long-term Debt		$ 1,400.0	[1]						$ 1,000.0		$ 550.0	$ 1,000.0	$ 550.0
RSN Annual Interest Rate		2.00%	[1],[3]						1.50%		1.07%

[1]	The maturity dates of the $700 million Series A-1 RSNs and $700 million Series A-2 RSNs are August 15, 2021 and August 15, 2024, respectively.
[2]	Payments of $64 million and $101 million were made in 2018 and 2017, respectively, including payments for the remarketed 2014 Series A notes. The stock purchase contract liability was $47 million and $111 million at December 31, 2018 and 2017, respectively.
[3]	Annual interest rate applies to each of the Series A-1 RSNs and Series A-2 RSNs.